INCOME TAXES - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current tax expense	$ 5,682	$ 384
Deferred tax expense	382	0
Income (loss) for the year before income taxes	$ 37,365	$ (22,380)
Statutory tax rate	27.00%	27.00%
Recovery of income taxes computed at statutory rates	$ 10,089	$ (6,043)
Share based payments	940	921
Mexican inflationary adjustments	(5,116)	1,642
Differing effective tax rate on loss in foreign jurisdiction	(567)	(955)
Impact of share issuance costs	0	(1,794)
Unrecognized deferred tax assets	3,624	1,600
Impact of foreign exchange and other	4,342	5,013
Total income tax expense	$ 6,064	$ 384